Commitments and Contingencies (Details Narrative)								1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended		36 Months Ended
	Sep. 26, 2019 USD ($)	Sep. 13, 2018 USD ($)	Sep. 13, 2018 EUR (€)	Aug. 12, 2016 USD ($)	May 05, 2016 USD ($)	May 05, 2016 AUD ($)	May 04, 2016 USD ($)	Jun. 30, 2012	Jun. 30, 2018 USD ($)	Dec. 31, 2019 USD ($) shares	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2014 USD ($)
Penalty amount													$ 30,000
Operating lease term											5 years
Rent expense											$ 28,062	$ 30,521
Contract cost											49,854
Royalties percentage		2.00%	2.00%
Royalty Agreement Terms [Member]
Operating leases income statement revenue percentage								2.00%
License Agreement Terms [Member]
Operating leases income statement revenue percentage								5.00%
New Five-Year Operating Lease Agreement [Member]
Operating lease term					5 years	5 years
Payments for rent					$ 2,469		$ 2,325
New Five-Year Operating Lease Agreement [Member] | AUD Currency [Member]
Payments for rent						$ 3,606
Manufacturing Services Agreement [Member] | Minimum [Member]
Anticipated milestone payment				$ 2,500,000
Manufacturing Services Agreement [Member] | Maximum [Member]
Anticipated milestone payment				$ 5,000,000
Amatsigroup Agreement [Member]
Payments description				The Company anticipates that its payments to Amatsigroup under the MSA will range between $2.5 million and $5.0 million over three years, when the finished drug product is manufactured and released for clinical trials. The Company has spent a total of $1,689,146 of costs to date under this contract of which $1,689,146 was expensed in prior years. The MSA shall continue for a term of three years unless extended by mutual agreement in writing.
Contract cost										$ 1,689,146	$ 1,689,146	$ 1,689,146
One-Year Collaboration Agreement [Member]
Payment for services		$ 59,508
One-Year Collaboration Agreement [Member] | Euros [Member]
Payment for services | €			€ 52,000
Two-Year Collaboration Agreement [Member]
Payment for services		$ 45,775
Two-Year Collaboration Agreement [Member] | Euros [Member]
Payment for services | €			€ 40,000
From 2012 through the 2014 [Member]
Penalty amount									$ 10,000	10,000
Regal Consulting, LLC [Member]
Loss contingency amount										$ 400,000
Stock issued for the services, shares | shares										60,000
Foley Shechter [Member]
Legal fees	$ 151,032